Empresa Mixta Ecosocialista Siembra Minera, S.A	6 Months Ended
Jun. 30, 2020
Empresa Mixta Ecosocialista Siembra Minera S.a
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Note 7. Empresa Mixta Ecosocialista Siembra Minera, S.A.:

In October 2016, together with an affiliate of the government of Venezuela, we established Siembra Minera. The primary purpose of this entity is to develop the Siembra Minera Project, as defined below.

Siembra Minera is beneficially owned 55% by Corporacion Venezolana de Mineria, S.A., a Venezuelan government corporation, and 45% by Gold Reserve. Siembra Minera (pursuant to the agreement which governs the formation and operation of Siembra Minera) holds certain gold, copper, silver and other strategic mineral rights (primarily comprised of the Brisas and Las Cristinas concessions) contained within Bolivar State comprising the Siembra Minera Project (which has a twenty year term with two ten year extensions) and is, among other things authorized, via current or future Presidential Decrees and Ministerial resolutions, to carry on its business, pay a net smelter return royalty to Venezuela on the future sale of gold, copper, silver and any other strategic minerals over the life of the Siembra Minera Project and provide net profits participation based on the sales price of gold per ounce. A number of authorizations, which still have not been provided by the current administration, are critical to the future operation and economics of the Siembra Minera Project. Pursuant to the Settlement Agreement, both parties will retain their respective interest in Siembra Minera in the event all of the agreed upon Settlement Agreement payments are not made by Venezuela.

On March 16, 2018, the Company announced the completion of a technical report for the Preliminary Economic Assessment ("PEA") for the Siembra Minera Project in accordance with Canadian National Instrument 43-101 - Standards of Disclosure for Mineral Projects which included, among other information, resource estimates, pit design, mine plan, flowsheet design, design criteria, project layout, infrastructure requirements, capital and operating estimates. The Company has directly incurred the costs associated with the Siembra Minera Project outside of Siembra Minera, which beginning in 2016 through June 30, 2020, amounted to a total of approximately $20.2 million. The Siembra Minera Project expenditures primarily include costs associated with the completion of the PEA that included a number of engineering, environmental and social third party advisors as well as costs associated with a number of social work programs in the vicinity of the Siembra Minera Project, which are expensed as incurred and classified within "Siembra Minera Project Costs" in the Consolidated Statements of Operations.

In addition to other constraints, the Sanctions restrict the Company from working with those Venezuelan government officials responsible for the operation of Siembra Minera and the development of the Siembra Minera Project which, until Sanctions are lifted, obstructs our ability to develop the Siembra Minera Project as originally planned.